Income Taxes - Schedule of Domestic and Foreign Components of Loss before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ (38,706)	$ (27,148)	$ (12,832)
Foreign	(1,180)	(5,493)	(321)
Loss before income taxes	$ (39,886)	$ (32,641)	$ (13,153)